Consolidated Statements of Financial Position ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets
Inventories	¥ 129,641	$ 18,622	¥ 172,111
Trade and other receivables and prepayments	596,359	85,662	776,473
Prepaid lease payments			9,425
Pledged bank deposits	14,900	2,140	33,500
Fixed bank deposits with maturity periods over three months	290,000	41,656	290,000
Bank balances and cash	906,840	130,259	933,250
Total current assets	1,937,740	278,339	2,214,759
Non-current assets
Property, plant and equipment	1,076,731	154,663	1,099,003
Prepaid lease payments			357,599
Right-of-use assets	357,599	51,366	0
Deferred tax assets	54,641	7,848	40,272
Deposits paid for acquisition of property, plant and equipment	61,618	8,851
Intangible assets	17,000	2,442	17,000
Total non-current assets	1,567,589	225,170	1,513,874
Total assets	3,505,329	503,509	3,728,633
Current liabilities
Trade and other payables and accruals	410,764	59,003	611,463
Amount due to a shareholder	10,557	1,516	9,911
Taxation payable	982	141	2,477
Short-term bank borrowings	558,000	80,152	473,000
Total current liabilities	980,303	140,812	1,096,851
Non-current liabilities
Deferred income	6,106	877	6,903
Deferred tax liabilities	85,150	12,231	86,239
Total non-current liabilities	91,256	13,108	93,142
Total liabilities	1,071,559	153,920	1,189,993
EQUITY
Share capital (US$0.0001 par value, 500,000,000 shares authorized, 206,500,000 shares issued and outstanding as of December 31, 2018 and 2019)	136	20	136
Additional paid in capital	392,076	56,318	392,076
Reserves	2,041,558	293,251	2,146,428
Total equity attributable to owners of the Company	2,433,770	349,589	2,538,640
Total equity and liabilities	¥ 3,505,329	$ 503,509	¥ 3,728,633